Investment Portfolioas of May 31, 2026 (Unaudited)
DWS CROCI® International Fund
	Shares	Value ($)

Common Stocks 96.6%
Australia 6.3%
Aristocrat Leisure Ltd.	40,873	1,471,811
BHP Group Ltd.	540,558	24,209,064
Cochlear Ltd.	34,769	2,511,518
CSL Ltd.	14,955	1,038,452
Origin Energy Ltd.	390,031	3,047,240
Woodside Energy Group Ltd.	198,784	4,380,579
(Cost $27,765,622)		36,658,664
Denmark 1.7%
Danske Bank A/S	42,391	2,232,098
Novo Nordisk A/S "B"	66,839	3,055,751
Pandora A/S	48,023	4,504,206
(Cost $7,711,261)		9,792,055
Finland 0.6%
Nordea Bank Abp (Cost $2,432,769)	186,023	3,571,128
France 14.3%
BNP Paribas SA	136,569	14,806,382
Capgemini SE*	21,304	2,533,353
Cie de Saint-Gobain SA	15,544	1,418,894
Credit Agricole SA (a)	721,402	13,967,956
Engie SA	56,127	1,732,899
Pernod Ricard SA	31,967	2,364,697
Sanofi SA	199,952	17,559,432
Societe Generale SA	82,420	6,886,126
Teleperformance SE (a)	89,393	6,573,053
TotalEnergies SE	111,464	9,774,271
Vinci SA	37,650	5,491,565
(Cost $72,905,560)		83,108,628
Germany 3.0%
Beiersdorf AG (a)	111,099	8,964,749
Brenntag SE	20,008	1,319,493
Deutsche Telekom AG (Registered)	164,682	5,543,574
Siemens AG (Registered)	4,775	1,502,667
(Cost $18,121,764)		17,330,483
Hong Kong 2.4%
Hong Kong & China Gas Co., Ltd.	11,028,000	10,089,546
Yue Yuen Industrial Holdings Ltd.	2,043,000	3,824,319
(Cost $12,873,164)		13,913,865
Ireland 2.6%
DCC PLC (Cost $11,803,217)	184,811	14,945,540

Israel 0.6%
Teva Pharmaceutical Industries Ltd. (ADR)* (Cost $772,664)	94,279	3,329,934
Italy 5.2%
Intesa Sanpaolo SpA	1,611,465	10,914,909
PRADA SpA	301,600	1,411,615
UniCredit SpA	211,397	18,305,610
(Cost $14,131,233)		30,632,134
Japan 24.3%
Asahi Kasei Corp.	384,200	4,310,837
Astellas Pharma, Inc.	598,600	8,580,691
Central Japan Railway Co.	645,000	14,089,442
Daiichi Sankyo Co., Ltd.	155,300	2,633,269
Daikin Industries Ltd.	20,100	2,938,678
Dentsu Group, Inc.	301,300	5,686,797
Japan Tobacco, Inc.	295,200	11,430,624
Kansai Electric Power Co., Inc.	449,900	6,597,441
Komatsu Ltd.	113,300	4,678,832
Nintendo Co., Ltd.	31,800	1,427,221
Nitto Denko Corp.	494,900	9,292,679
Ono Pharmaceutical Co., Ltd.	950,900	14,284,546
Otsuka Holdings Co., Ltd.	28,700	2,111,076
Sekisui House Ltd.	169,600	3,570,582
Shionogi & Co., Ltd.	724,400	13,645,183
Sony Group Corp.	326,700	7,064,671
Sumitomo Metal Mining Co., Ltd.	44,000	2,512,115
Suzuki Motor Corp.	242,600	3,006,129
Takeda Pharmaceutical Co., Ltd.	191,100	6,141,022
TDK Corp.	198,300	5,114,849
Tokyo Gas Co., Ltd.	116,500	4,666,876
Toyota Motor Corp.	401,200	7,663,017
(Cost $122,221,582)		141,446,577
Luxembourg 2.2%
Tenaris SA (Cost $6,685,356)	420,658	12,801,199
Norway 0.2%
Equinor ASA (Cost $1,662,171)	42,846	1,552,779
Singapore 5.4%
Oversea-Chinese Banking Corp. Ltd.	649,100	11,901,226
United Overseas Bank Ltd.	90,100	2,654,464
Venture Corp. Ltd.	915,900	12,917,689
Wilmar International Ltd.	1,445,400	4,065,807
(Cost $21,918,977)		31,539,186
Spain 4.5%
Banco Bilbao Vizcaya Argentaria SA	485,735	11,393,545
Banco Santander SA	1,170,154	14,642,297
(Cost $8,543,660)		26,035,842
Sweden 1.7%
Essity AB "B"	53,134	1,493,928
Skandinaviska Enskilda Banken AB "A"	75,719	1,516,332

Telefonaktiebolaget LM Ericsson "B"	320,438	4,168,113
Volvo AB "B"	84,748	2,987,672
(Cost $8,227,711)		10,166,045
Switzerland 3.5%
Logitech International SA (Registered)	14,760	1,794,535
Nestle SA (Registered)	61,053	6,213,632
Roche Holding AG	29,354	12,383,924
(Cost $16,756,760)		20,392,091
United Kingdom 17.7%
Barclays PLC	1,102,548	6,799,647
British American Tobacco PLC	197,877	12,234,139
Bunzl PLC	135,295	4,289,029
GSK PLC	405,435	10,272,975
HSBC Holdings PLC	634,908	11,915,705
Imperial Brands PLC	350,435	12,723,253
International Consolidated Airlines Group SA "DI"	1,829,609	10,597,380
ITV PLC	9,948,613	11,012,987
NatWest Group PLC	1,424,953	11,502,389
Rio Tinto PLC	107,845	11,572,312
(Cost $74,600,200)		102,919,816
United States 0.4%
Carnival Corp. Ltd. (Cost $1,748,904)	77,107	2,162,743
Total Common Stocks (Cost $430,882,575)		562,298,709

Preferred Stocks 1.6%
Germany
Henkel AG & Co. KGaA (Cost $9,561,574)	120,922	9,404,774

Securities Lending Collateral 3.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.51% (b) (c) (Cost $21,906,720)	21,906,720	21,906,720

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 3.62% (b) (Cost $5,614,255)	5,614,255	5,614,255

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $467,965,124)	103.0	599,224,458
Other Assets and Liabilities, Net	(3.0)	(17,322,950)
Net Assets	100.0	581,901,508
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 are as follows:
Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026
Securities Lending Collateral 3.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.51% (b) (c)
—	21,906,720 (d)	—	—	—	108,757	—	21,906,720	21,906,720
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 3.62% (b)
2,909,989	65,994,242	63,289,976	—	—	135,001	—	5,614,255	5,614,255
2,909,989	87,900,962	63,289,976	—	—	243,758	—	27,520,975	27,520,975

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $21,345,299, which is 3.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2026.

ADR: American Depositary Receipt
At May 31, 2026 the DWS CROCI® International Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	143,009,813	25%
Health Care	97,547,774	17%
Consumer Staples	68,895,602	12%
Industrials	55,886,704	10%
Materials	51,897,006	9%
Energy	43,454,369	7%
Consumer Discretionary	34,679,094	6%
Information Technology	26,528,539	4%
Utilities	26,134,001	4%
Communication Services	23,670,581	4%
Total	571,703,483	98%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$36,658,664	$—	$—	$36,658,664
Denmark	6,736,304	3,055,751	—	9,792,055
Finland	3,571,128	—	—	3,571,128
France	83,108,628	—	—	83,108,628
Germany	17,330,483	—	—	17,330,483
Hong Kong	13,913,865	—	—	13,913,865
Ireland	14,945,540	—	—	14,945,540
Israel	3,329,934	—	—	3,329,934
Italy	30,632,134	—	—	30,632,134
Japan	141,446,577	—	—	141,446,577
Luxembourg	12,801,199	—	—	12,801,199
Norway	1,552,779	—	—	1,552,779
Singapore	31,539,186	—	—	31,539,186
Spain	26,035,842	—	—	26,035,842
Sweden	10,166,045	—	—	10,166,045
Switzerland	20,392,091	—	—	20,392,091
United Kingdom	102,919,816	—	—	102,919,816
United States	2,162,743	—	—	2,162,743
Preferred Stocks	9,404,774	—	—	9,404,774
Short-Term Investments (a)	27,520,975	—	—	27,520,975
Total	$596,168,707	$3,055,751	$—	$599,224,458

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DCIF-PH3